LONG-TERM DEBT (Details 2) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2014	May. 31, 2014	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
BORROWINGS
Less: original issue discount	$ 11,213		$ 10,769	$ 12,494	$ 11,213
Senior secured notes
BORROWINGS
Debt issuance costs and fees					13,600
Less: original issue discount	$ (3,800)				$ (3,800)
Debt instrument term					1 year
Notes stated interest percentage	7.75%				7.75%
Senior unsecured notes
BORROWINGS
Debt issuance costs and fees					$ 14,000
Less: original issue discount	$ (3,800)				$ (3,800)
Notes stated interest percentage	10.00%				10.00%
Term Loan [Member]
BORROWINGS
Notes stated interest percentage	6.25%		6.25%	6.25%	6.25%
Term Loan [Member] | London Interbank Offered Rate L I B O R [Member]
BORROWINGS
Variable rate basis			LIBOR	LIBOR	LIBOR
Term Loan [Member] | London Interbank Offered Rate L I B O R [Member] | Minimum
BORROWINGS
Variable rate of debt (as a percent)		1.00%	1.00%	1.00%
Revolving Credit Facility [Member]
BORROWINGS
Maximum borrowing capacity	$ 50,000				$ 50,000
Debt instrument term	6 years				5 years
Revolving Credit Facility [Member] | London Interbank Offered Rate L I B O R [Member]
BORROWINGS
Interest rate margin	4.75%		4.75%	4.75%	4.75%
Revolving Credit Facility [Member] | London Interbank Offered Rate L I B O R [Member] | Minimum
BORROWINGS
Variable rate of debt (as a percent)			0.00%	0.00%	0.00%
Credit Facilities
BORROWINGS
Debt issuance costs and fees	$ 13,900				$ 13,900
Less: original issue discount	$ (7,500)				$ (7,500)
Premium on principal repayment			1.00%	1.00%	1.00%
Credit Facilities | Federal funds effective rate
BORROWINGS
Interest rate margin	0.50%		0.50%	0.50%	0.50%
Credit Facilities | LIBOR (after taking account of any applicable floor) applicable for an interest period of one month
BORROWINGS
Interest rate margin	1.00%		1.00%	1.00%	1.00%
Credit Facilities | Senior secured term Loan
BORROWINGS
Maximum borrowing capacity	$ 500,000				$ 500,000
Credit Facilities | Senior secured term Loan | London Interbank Offered Rate L I B O R [Member]
BORROWINGS
Interest rate margin	5.25%		5.25%	5.25%	5.25%
Credit Facilities | Senior secured notes
BORROWINGS
Debt instrument term	5 years				6 years